STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Organizational expenses			$ (4,000)
Professional fees and other expenses	$ (20,500)	$ (1,495,007)	(33,000)	$ (5,678,785)
State franchise taxes, other than income tax	(1,245)	(50,000)	(2,918)	(150,000)
Gain/(loss) from change in fair value of warrant liabilities		(4,350,000)		1,595,000
Allocated expense for warrant issuance cost				(918,141)
Net loss from operations	(21,745)	(5,895,007)		(5,151,926)
Other income—interest income		11,344		29,593
Net loss before income taxes	(21,745)	(5,883,663)		(5,122,333)
Net loss attributable to common shares	$ (21,745)	$ (5,883,663)	$ (39,918)	$ (5,122,333)
Weighted Average Number of Shares Outstanding, Basic and Diluted			11,500,000
Net loss per ordinary share:
Common Stock - basic and diluted			$ 0.00
Class A Common Stock
Weighted Average Number of Shares Outstanding, Basic and Diluted		45,000,000		41,538,462
Net loss per ordinary share:
Common Stock - basic and diluted		$ (0.10)		$ (0.87)
Class F Common Stock
Weighted Average Number of Shares Outstanding, Basic and Diluted	11,500,000	11,250,000		11,309,524
Net loss per ordinary share:
Common Stock - basic and diluted	$ 0.00	$ (0.10)		$ (0.87)